FAIR VALUE MEASUREMENTS (Details 2) - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Debt Instrument, Fair Value Disclosure [Roll Forward]
Beginning balance	$ 6,321
Convertible securities closings		4,860
Conversions to equity	(983)	(638)
Realized and unrealized losses	(338)	2,099
Ending balance	$ 5,000	$ 6,321